FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES (Details) R$ in Thousands, $ in Thousands	3 Months Ended	4 Months Ended
	Apr. 04, 2019 USD ($)	Apr. 15, 2019 BRL (R$)	Apr. 15, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 10, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Senior Secured Notes, undiscounted cash flows				$ 561,250	$ 591,875
Borrowings				$ 109,700
Senior Secured Notes | Atento Brasil S.A. [member]
Disclosure of detailed information about borrowings [line items]
Repayment of bonds and debentures		R$ 57,300	$ 15,300
Interest paid, classified as financing activities		2,700	700
Payments for debt issue costs		R$ 300	$ 100
Existing Notes | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.125%
Notional amount						$ 400,000
Additional Notes | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	2022
Borrowings, interest rate	6.125%
Notional amount	$ 100,000